Consolidated statements of profit or loss and total comprehensive income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit (loss) [abstract]
Revenues		$ 352,541	$ 371,146	[1]	$ 317,489	[1]
Net pool allocation		3,700
Voyage expenses and commissions		(7,122)	(4,650)	[1]	(4,333)	[1]
Vessel operating costs		(68,725)	(71,369)	[1]	(63,076)	[1]
Depreciation		(81,590)	(81,089)	[1]	(70,290)	[1]
General and administrative expenses		(19,369)	(15,311)	[1]	(13,206)	[1]
Profit from operations		179,435	198,727	[1]	166,584	[1]
Financial costs		(66,287)	(65,122)	[1]	(60,247)	[1]
Financial income		2,413	1,019	[1]	209	[1]
(Loss)/gain on derivatives		(48)	121	[1]	(6,837)	[1]
Total other expenses, net		(63,922)	(63,982)	[1]	(66,875)	[1]
Profit for the year		$ 115,513	$ 134,745	[1]	$ 99,709	[1]
Common units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)		$ 1.77	$ 2.09	[1]	$ 2.18	[1]
Earnings per unit (diluted)		1.76	2.09	[1]	2.17	[1]
Subordinated units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)			0.52		2.14
Earnings per unit (diluted)			0.52		2.14
Earnings per unit (basic and diluted)	[1]		0.52		2.14
General partner units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)		1.83	2.18		2.31
Earnings per unit (diluted)		1.83	2.18		2.31
Earnings per unit (basic and diluted)		$ 1.83	$ 2.18	[1]	$ 2.31	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).